Document and Entity Information	Nov. 04, 2020
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001393066
Document Type	8-K
Document Period End Date	Nov. 04, 2020
Entity Registrant Name	RESOLUTE FOREST PRODUCTS INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-33776
Entity Tax Identification Number	98-0526415
Entity Address, Address Line One	Resolute Forest Products Inc.
Entity Address, Address Line Two	111 Robert-Bourassa Blvd.
Entity Address, Address Line Three	Suite 5000
Entity Address, City or Town	Montreal
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H3C 2M1
City Area Code	(514)
Local Phone Number	875-2160
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security Exchange Name	NYSE
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	RFP
M 0 [Member]
Document And Entity Information [Line Items]
Security Exchange Name	CHX